Deferred Compensation and Retirement Plans - Schedule of Weighted-Average Assumptions Used In Calculating The Medical and Life Insurance Plan (Details) - Medical And Life Insurance Benefits - Hay Group
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Discount rate, beginning of year	5.13%	5.15%	5.62%	4.85%
Discount rate, end of year	5.13%	5.15%	5.62%	4.85%
Healthcare care cost trend rate	6.50%	6.75%	6.50%